Marketable Securities - Summary of Contractual Maturities of Marketable Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Amortized cost due within one year	$ 164,508	$ 197,141	$ 95,188
Fair value due within one year	164,591	197,306	95,232
Amortized cost due in one to two years	39,611	35,168	58,282
Fair value due in one to two years	39,624	35,107	58,563
Amortized cost	204,119	232,309	153,470
Fair Value	$ 204,215	$ 232,413	$ 153,795